Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair value at
	December 31,
Description	2018	Level 1	Level 2	Level 3
Investment in equity security (note 6)	26,032	26,032	—	—
Put option (note 4)	7,898	—	—	7,898
Contingent consideration (note 5)	(15,869)	—	—	(15,869)

Schedule of reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs

	Put option	Contingent consideration
Balance as of December 31, 2017	—	—
Initial recognition	5,496	(15,974)
Earnings for the period	2,402	105
Balance as of December 31, 2018	7,898	(15,869)